Discontinued operations and assets and liabilities held for sale - Discontinued operations (Details) € / shares in Units, € in Millions, ₨ in Billions		5 Months Ended	6 Months Ended
	Mar. 20, 2017	Aug. 31, 2018 EUR (€) € / shares	Sep. 30, 2018 EUR (€) € / shares	Sep. 30, 2017 EUR (€) € / shares	Sep. 30, 2017 INR (₨)	Sep. 30, 2017 EUR (€)
Income statement and segment analysis of discontinued operations
Revenue			€ 21,796	€ 23,075
(Loss)/profit before taxation			(2,889)	2,159
Loss from the period from discontinued operations			€ (3,535)	€ (345)
(Loss)/earnings per share from discontinued operations
Basic | € / shares			€ (12.87)	€ (1.23)
Diluted | € / shares			€ (12.87)	€ (1.23)
Total comprehensive (expense)/income for the financial year from discontinued operations
Loss for the financial period from discontinued operations			€ (3,535)	€ (345)
Vodafone India (excluding interest in Indus Towers)
Discontinued operations and assets and liabilities held for sale
Proportion of stake (as a percentage)	42.00%
Income statement and segment analysis of discontinued operations
Revenue		€ 1,561		2,604
Cost of sales		(1,185)		(1,721)
Gross profit		376		883
Selling and distribution expenses		(92)		(121)
Administrative expenses		(134)		(272)
Operating profit		150		490
Financing costs		(321)		(386)
(Loss)/profit before taxation		(171)		104
Income tax credit/(charge)		56		(54)
(Loss)/profit after tax of discontinued operations		(115)		50
Pre-tax loss on the re-measurement of disposal group				(555)
Income tax credit				160
After tax loss on the re-measurement of disposal group				(395)
Loss on sale of disposal group		(3,420)
Loss from the period from discontinued operations		€ (3,535)		€ (345)
(Loss)/earnings per share from discontinued operations
Basic | € / shares		€ (12.87)		€ (1.23)
Diluted | € / shares		€ (12.87)		€ (1.23)
Total comprehensive (expense)/income for the financial year from discontinued operations
Loss for the financial period from discontinued operations		€ (3,535)		€ (345)
Non-cash charges before tax				555
Non-cash charges net of tax				€ 395
Fair value less costs to sell excluding net debt					₨ 971	€ 12,600
Indus Towers
Discontinued operations and assets and liabilities held for sale
Proportion of stake (as a percentage)			12.60%
Vodafone Hutchison Australia Pty Limited
Discontinued operations and assets and liabilities held for sale
Proportion of stake (as a percentage)			24.95%